Tax (Tables)	12 Months Ended
Mar. 31, 2021
Income Taxes [Abstract]
Disclosure of major components of tax expense (income)
The tax charge for the year can be analysed as follows:

	2021	2020	2019
	£m	£m	£m
Current tax:
UK corporation tax at 19% (2020: 19%; 2019: 19%)	213	179	132
UK corporation tax adjustment in respect of prior years	23	(4)	(12)
	236	175	120
Overseas corporation tax	3	(2)	8
Overseas corporation tax adjustment in respect of prior years	(15)	(41)	(40)
	(12)	(43)	(32)
Total current tax from continuing operations	224	132	88
Deferred tax:
UK deferred tax	63	269	27
UK deferred tax adjustment in respect of prior years	(26)	6	2
	37	275	29
Overseas deferred tax	174	64	208
Overseas deferred tax adjustment in respect of prior years	7	9	14
	181	73	222
Total deferred tax from continuing operations	218	348	251

Total tax charge from continuing operations	442	480	339

Disclosure of tax charged/(credited) to the consolidated statement of comprehensive income and equity
Tax charged/(credited) to the consolidated statement of comprehensive income and equity

	2021	2020	2019
	£m	£m	£m
Current tax:
Cash flow hedges, cost of hedging and own credit reserve	6	—	3
Deferred tax:
Investments at fair value through other comprehensive income	12	(1)	—
Cash flow hedges, cost of hedging and own credit reserve	(2)	(40)	(12)
Remeasurements of pension assets and post-retirement benefit obligations	414	(206)	12
Share-based payments	2	(3)	—
	432	(250)	3
Total tax recognised in the statements of comprehensive income from continuing operations	430	(247)	3
Total tax relating to share-based payments recognised directly in equity from continuing operations	2	(3)	—
	432	(250)	3

Disclosure of reconciliation of accounting profit multiplied by applicable tax rates and average effective tax rate
The tax charge for the year for the continuing business, is higher (2020: higher tax charge; 2019: lower tax charge) than the standard rate of corporation tax in the UK of 19% (2020: 19%; 2019: 19%):

	2021	2020	2019
	£m	£m	£m
Profit before tax from continuing operations
Before exceptional items and remeasurements	2,050	2,346	2,489
Exceptional items and remeasurements	33	(592)	(648)
Profit before tax from continuing operations	2,083	1,754	1,841
Profit before tax from continuing operations multiplied by UK corporation tax rate of 19% (2020: 19%; 2019: 19%)	396	334	350
Effect of:
Adjustments in respect of prior years¹	(11)	(30)	(36)
Expenses not deductible for tax purposes	30	29	28
Non-taxable income²	(9)	(18)	(36)
Adjustment in respect of foreign tax rates	42	18	56
Deferred tax impact of change in UK tax rate	—	192	(3)
Adjustment in respect of post-tax profits of joint ventures and associates included within profit before tax	(12)	(17)	(8)
Other³	6	(28)	(12)
Total tax charge from continuing operations	442	480	339

	%	%	%
Effective tax rate – continuing operations	21.2	27.4	18.4
1.    The prior year adjustments are primarily due to agreement of prior period tax returns.
2.    Includes tax on chargeable disposals after the offset of capital losses.
3.    Other primarily comprises the movement in the deferred tax asset on previously unrecognised capital losses and claims for land remediation relief.

Disclosure of temporary difference, unused tax losses and unused tax credits
The following are the major deferred tax assets and liabilities recognised, and the movements thereon, during the current and prior reporting periods:

	Accelerated tax depreciation £m	Share- based payments £m	Pensions and other post- retirement benefits £m	Financial instruments £m	Other net temporary differences[1] £m	Total £m
Deferred tax liabilities/(assets)
At 1 April 2019[2]	5,727	(9)	(170)	7	(1,340)	4,215
Exchange adjustments and other[2,3]	222	(30)	(28)	(3)	(27)	134
Charged/(credited) to income statement	613	(7)	44	(13)	(287)	350
(Credited)/charged to other comprehensive income and equity	—	(2)	(206)	(46)	1	(253)
At 1 April 2020[2]	6,562	(48)	(360)	(55)	(1,653)	4,446
Exchange adjustments and other[3]	(501)	4	51	4	174	(268)
Charged/(credited) to income statement	373	—	(12)	1	(147)	215
Charged to other comprehensive income and equity	—	2	414	6	—	422
At 31 March 2021	6,434	(42)	93	(44)	(1,626)	4,815
1.    The deferred tax asset of £1,626 million as at 31 March 2021 (2020: £1,653 million) in respect of other net temporary differences primarily relates to net operating losses of £455 million (2020: £547 million), US environmental provisions of £453 million (2020: £529 million) and US bad debt provision of £184 million (2020: £124 million).
2.    Comparative amounts have been revised as described in note 1F.
3.     Exchange adjustments and other comprises foreign exchange arising on translation of the US dollar deferred tax balances. In 2020, it also included reclassification of £29 million from other temporary differences to share-based payments.
Deferred tax assets in respect of some capital losses as well as trading losses and non-trade deficits have not been recognised as their future recovery is uncertain or not currently anticipated. The total deferred tax assets not recognised are as follows:

	2021	2020
	£m	£m
Capital losses	1,620	1,626
Non-trade deficits	1	1
Trading losses	7	6